Short-term loans (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Convertible bonds
Short-term Debt	$ 80,037	¥ 557,203	¥ 0